Condensed Balance Sheets (Parenthetical) (Detail)	Dec. 31, 2017 $ / shares shares	Dec. 31, 2017 ¥ / shares shares	Dec. 31, 2016 $ / shares shares	Dec. 31, 2016 ¥ / shares shares
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, treasury stock	140,479	140,479	1,287,205	1,287,205
Parent Company
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, treasury stock	140,479	140,479	1,287,205	1,287,205
Class A
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value | (per share)	$ 0.0005	¥ 0.0005		¥ 0.0005
Ordinary shares, shares authorized	91,394,900	91,394,900	91,394,900	91,394,900
Ordinary shares, shares issued	20,235,183	20,235,183	21,003,533	21,003,533
Ordinary shares, shares outstanding	20,094,704	20,094,704	19,716,328	19,716,328
Class A | Parent Company
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value | $ / shares	$ 0.0005		$ 0.0005
Ordinary shares, shares authorized	91,394,900	91,394,900	91,394,900	91,394,900
Ordinary shares, shares issued	20,235,183	20,235,183	21,003,533	21,003,533
Ordinary shares, shares outstanding	20,094,704	20,094,704	19,716,328	19,716,328
Class B
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value | (per share)	$ 0.0005	¥ 0.0005		¥ 0.0005
Ordinary shares, shares authorized	8,605,100	8,605,100	8,605,100	8,605,100
Ordinary shares, shares issued	8,465,000	8,465,000	8,515,000	8,515,000
Ordinary shares, shares outstanding	8,465,000	8,465,000	8,515,000	8,515,000
Class B | Parent Company
Condensed Financial Statements, Captions [Line Items]
Ordinary shares, par value | $ / shares	$ 0.0005		$ 0.0005
Ordinary shares, shares authorized	8,605,100	8,605,100	8,605,100	8,605,100
Ordinary shares, shares issued	8,465,000	8,465,000	8,515,000	8,515,000
Ordinary shares, shares outstanding	8,465,000	8,465,000	8,515,000	8,515,000